Property, Plant and Equipment and Intangible Assets	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment and Intangible Assets [Abstract]
Property, Plant and Equipment and Intangible Assets
9.
PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS

Movements in property, plant and equipment and intangible assets during the years ended December 31, 2024 and 2023 are outlined below:

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2024	$2,621,214	$4,077,141	$111,919	$308,696	$21,486	$21,786	$53,308	$171,145	$7,386,695
Additions	28,801	23,445	275,943	581,479	1,648	2,789	1,784	20,232	936,121
Disposals	(4,510)	(10,300)	—	—	(3,642)	(1,248)	(1,408)	(25,687)	(46,795)
Reclassified from ROU assets	—	1,404	—	—	—	—	—	—	1,404
Reclassified between assets	72,340	482,177	(72,340)	(482,177)	—	—	—	—	—
Reclassification and other	(317)	—	—	—	—	1,828	—	—	1,511
Effect of currency translation	(4,265)	—	(805)	—	(181)	(1,142)	(63)	(220)	(6,676)
Cost as of December 31, 2024	$2,713,263	$4,573,867	$314,717	$407,998	$19,311	$24,013	$53,621	$165,470	$8,272,260
Accumulated depreciation, amortization and impairment as of January 1, 2024	$(983,491)	$(469,152)	$—	$—	$(15,482)	$(8,546)	$(36,293)	$(109,020)	$(1,621,984)
Depreciation and amortization	(80,992)	(121,625)	—	—	(3,163)	(736)	(1,929)	(20,079)	(228,524)
Depreciation and amortization of disposals	728	4,107	—	—	3,617	30	1,172	24,489	34,143
Reclassified from ROU assets	—	(1,404)	—	—	—	—	—	—	(1,404)
Effect of currency translation	1,728	—	—	—	129	526	31	199	2,613
Accumulated depreciation, amortization and impairment as of December 31, 2024	$(1,062,027)	$(588,074)	$—	$—	$(14,899)	$(8,726)	$(37,019)	$(104,411)	$(1,815,156)
Net book value
As of January 1, 2024	$1,637,723	$3,607,989	$111,919	$308,696	$6,004	$13,240	$17,015	$62,125	$5,764,711
As of December 31, 2024	$1,651,236	$3,985,793	$314,717	$407,998	$4,412	$15,287	$16,602	$61,059	$6,457,104

(in USD and thousands)	River Vessels & Equipment	Ocean and Expedition Ships & Equipment	River Vessels under Construction	Ocean Ships under Construction	Office Equipment	Land & Buildings	Other Fixed Assets	Intangible Assets, including Goodwill	Total
Cost as of January 1, 2023	$2,569,098	$3,652,811	$36,755	$203,859	$24,237	$17,816	$52,232	$170,414	$6,727,222
Additions	23,724	20,348	102,541	516,724	2,969	3,491	1,561	13,487	684,845
Disposals	(1,138)	(15,356)	—	—	(5,799)	(23)	(500)	(12,779)	(35,595)
Reclassified from ROU assets	—	7,451	—	—	—	—	—	—	7,451
Reclassified between assets	27,377	411,887	(27,377)	(411,887)	—	—	—	—	—
Effect of currency translation	2,153	—	—	—	79	502	15	23	2,772
Cost as of December 31, 2023	$2,621,214	$4,077,141	$111,919	$308,696	$21,486	$21,786	$53,308	$171,145	$7,386,695
Accumulated depreciation, amortization and impairment as of January 1, 2023	$(889,014)	$(347,707)	$—	$—	$(17,671)	$(7,208)	$(33,975)	$(104,519)	$(1,400,094)
Depreciation, amortization and impairment	(93,692)	(117,107)	—	—	(3,235)	(1,095)	(2,799)	(17,230)	(235,158)
Depreciation and amortization of disposals	—	3,113	—	—	5,481	—	500	12,749	21,843
Reclassified from ROU assets	—	(7,451)		—	—	—	—	—	(7,451)
Effect of currency translation	(785)	—	—	—	(57)	(243)	(19)	(20)	(1,124)
Accumulated depreciation, amortization and impairment as of December 31, 2023	$(983,491)	$(469,152)	$—	$—	$(15,482)	$(8,546)	$(36,293)	$(109,020)	$(1,621,984)
Net book value
As of January 1, 2023	$1,680,084	$3,305,104	$36,755	$203,859	$6,566	$10,608	$18,257	$65,895	$5,327,128
As of December 31, 2023	$1,637,723	$3,607,989	$111,919	$308,696	$6,004	$13,240	$17,015	$62,125	$5,764,711

River vessels

River vessels and equipment and river vessels under construction include amounts attributable to the Group’s river fleet, including vessels improvements and equipment for the Viking Mississippi. In 2012, the Group launched the Longship (“Longship”) series of vessels. As of December 31, 2024, the Group’s river fleet consisted of 83 river vessels, of which 58 are Longships, 10 are small classes based on the Longship design, 13 are other river vessels and two are river vessel charters, including the Viking Mississippi.

During the year ended December 31, 2024, additions to river vessels and equipment included $28.8 million in improvements to river vessels.

During the year ended December 31, 2023, additions to river vessels and equipment included $23.7 million in improvements to river vessels.

During the year ended December 31, 2024, there were $275.9 million in additions to river vessels under construction primarily related to progress payments for eight Longships, two Longships-Seine and one Longship-Douro scheduled for delivery in 2025 and 2026, Egypt river vessels scheduled for delivery between 2025 and 2027, and the Viking Hathor and Viking Sobek, which were delivered in 2024. During the year ended December 31, 2024, the Group reclassified $72.3 million from river vessels under construction to river vessels and equipment in conjunction with the delivery of the Viking Hathor and Viking Sobek.

During the year ended December 31, 2023, there were $102.5 million in additions to river vessels under construction primarily related to eight Longships and two Longships-Seine scheduled for delivery in 2025 and 2026, Egypt river vessels scheduled for delivery between 2024 and 2026, and the Viking Aton, which was delivered in 2023. During the year ended December 31, 2023, the Group reclassified $27.4 million from river vessels under construction to river vessels and equipment, in conjunction with the delivery of the Viking Aton.

Ocean and expedition ships

In 2015, the Group took delivery of its first ocean ship and as of December 31, 2024, the Group had a fleet of 11 ocean ships, which included the Zhao Shang Yi Dun (“Viking Yi Dun”) for select sailings, and the Viking Vela, which was delivered in December 2024. The Viking Yi Dun is owned and operated by CMV.

In 2021, the Group took delivery of its first expedition ship, which is designed for sailings in the polar regions and the Great Lakes of North America. As of December 31, 2024, the Group had a fleet of two expedition ships.

During the year ended December 31, 2024, additions to ocean and expedition ships and equipment included $23.4 million primarily related to improvements for ships made during dry-dock. During the year ended December 31, 2024, the Group also had $6.2 million, net, in disposals related to ocean and expedition ships and equipment, primarily due to ocean dry-dock activities.

During the year ended December 31, 2023, additions to ocean and expedition ships and equipment included $20.3 million primarily related to improvements for ships made during dry-dock. During the year ended December 31, 2023, the Group also had $12.2 million, net, in disposals related to ocean and expedition ships and equipment, primarily due to ocean dry-dock activities.

During the year ended December 31, 2024, the Group capitalized $581.5 million in ocean ships under construction primarily related to ocean shipyard progress payments for the Viking Vela, Viking Vesta, Viking Mira, Viking Libra, Ship XV, Ship XVII, Ship XVIII, and capitalized interest of $20.5 million. The Group reclassified $482.2 million from ocean ships under construction to ocean and expedition ships and equipment, in conjunction with the delivery of the Viking Vela.

During the year ended December 31, 2023, the Group capitalized $516.7 million in ocean ships under construction primarily related to shipyard progress payments for the Viking Saturn, which was delivered in 2023, Viking Vela, Viking Vesta, Viking Mira, Viking Libra, Ship XV, Ship XVI, and capitalized interest of $10.9 million. The Group reclassified $411.9 million from ocean ships under construction to ocean and expedition ships and equipment, in conjunction with the delivery of the Viking Saturn.

Impairment

The Group did not identify any impairment indicators related to property, plant and equipment and intangible assets as of December 31, 2024 and 2023.

The Group has five river vessels in Russia and one river vessel in Ukraine, which are not Longships and were built prior to 1991. As a result of the Russia-Ukraine conflict, in the first quarter of 2022, the Group cancelled all sailings on these vessels. These cancellations were an indicator of potential impairment for these vessels. Accordingly, the Group recognized a $28.6 million impairment to decrease the carrying value of these river vessels to their estimated values in use of zero. The impairment is included in depreciation, amortization and impairment in the consolidated statement of operations for the year ended December 31, 2022.

Additionally, in 2022, the Group entered into a charter agreement for the Viking Legend river vessel, which included a sale of the vessel at the end of the lease. Based on the terms of the charter agreement, the Group determined that the carrying value of the Viking Legend exceeded its fair value less costs of disposal. Due to the similarities between the Viking Legend and Viking Prestige, including that neither vessel is a Longship and the Group has a similar strategy for the vessels, the Group also determined the carrying value of the Viking Prestige exceeded its recoverable amount. Accordingly, the Group recognized a $13.3 million impairment, which is included in depreciation, amortization and impairment in the consolidated statements of operations for the year ended December 31, 2022. Other than as described above, the Group did not identify any impairment indicators as of December 31, 2022.

The Group’s conclusions regarding the valuation of its property, plant and equipment and intangible assets (including goodwill) may change in future periods if factors or circumstances cause the Group to revise its assumptions in future periods, such as inflation or rising interest rates. The Group’s future cash flows may be impacted by climate related risks, including environmental changes or more stringent environmental regulations. Such changes may impact accounting estimates in future periods, which incorporate forecasted financial performance. See Note 2.

Intangible assets

During the year ended December 31, 2024, additions to intangible assets of $20.2 million primarily related to software. Net intangible assets as of December 31, 2024 included software of $33.6 million, vessel design of $14.7 million, goodwill of $8.0 million and other intangible assets of $4.8 million.

During the year ended December 31, 2023, additions to intangible assets of $13.5 million primarily related to software. Net intangible assets as of December 31, 2023 included software of $33.4 million, vessel design of $15.5 million, goodwill of $8.0 million and other intangible assets of $5.2 million.